Investments Accounted for Using Equity Method - Summary of Share of Profits/(Losses) of Investments Accounted for Using Equity Method (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share of profit/(loss) of investments accounted for using equity method:
Associates	¥ 45	¥ 99	¥ 129
Joint ventures	(3)	(3)	(2)
Share of profit/ (loss) of investments accounted for using equity method	¥ 42	¥ 96	¥ 127